Share based compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 08, 2016	Jun. 30, 2016	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses incurred related to options granted		$ 23	$ 23
Unrecognized compensation costs related to options granted		$ 754	$ 754
Options exercisable, weighted average contractual life (in years)			1 year 11 months 9 days
Share Option Plan 2013 [Member] | $28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	93,660
Exercise price of options	$ 28.38
Expiration date	Jun. 08, 2024
Closing price to determine expiration date	$ 14.19